LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Jan. 03, 2015
Long-Term Incentive Compensation
Summary of stock-based compensation expense from continuing operations and the total recognized tax benefit related to this expense
(In millions)	2014	2013	2012

Stock-based compensation expense	$28.3	$32.3	$35.8
Tax benefit	10.5	10.8	12.5

Schedule of weighted-average assumptions of options granted during the year

	2013	2012

Risk-free interest rate	1.04%	1.82%
Expected stock price volatility	27.17%	32.81%
Expected dividend yield	3.40%	3.30%
Expected option term	6.2 years	6.0 years

Schedule of stock option activity

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 28, 2013	7,891.2	$45.85	4.27	$69.0
Exercised	(1,009.2)	34.14
Forfeited or expired	(1,703.4)	58.17

Outstanding at January 3, 2015	5,178.6	$44.08	3.95	$54.6
Options vested and expected to vest at January 3, 2015	5,134.5	44.19	3.95	53.7
Options exercisable at January 3, 2015	4,444.2	$45.89	3.51	$40.9

Performance Units (PUs)
Stock-Based Compensation
Information related to awarded PUs

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 28, 2013	795.2	$41.32
Granted at target	183.6	47.85
Forfeited/cancelled	(288.9)	41.59

Unvested at January 3, 2015	689.9	$40.16

Market-leveraged stock units (MSUs)
Stock-Based Compensation
Information related to awarded RSUs

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 28, 2013	330.1	$51.40
Granted at target	338.1	52.76
Adjustment for above-target performance (1)	33.3	51.40
Vested	(109.6)	51.40
Forfeited/cancelled	(40.1)	53.11

Unvested at January 3, 2015	551.8	$52.18

(1)	Reflects adjustment as a result of achieving above-target performance for vesting of the tranche paid out in 2014.

Restricted Stock Units (RSUs)
Stock-Based Compensation
Summary of information related to awarded

	Number of RSUs (in thousands)	Weighted-average grant-date fair value

Unvested at December 28, 2013	681.0	$31.06
Granted	48.9	45.91
Vested	(301.1)	31.41
Forfeited/cancelled	(40.8)	31.53

Unvested at January 3, 2015	388.0	$32.70